UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21885

ENCOMPASS FUNDS

(Exact name of registrant as specified in charter)

1700 California Street, Suite 335, San Francisco, CA            94109

 (Address of principal executive offices)

                  (Zip code)

Malcolm H. Gissen
Encompass Funds
1700 California Street, Suite 335
San Francisco, CA 94109

(Name and address of agent for service)

Registrant's telephone number, including area code: (415) 749-6565

Date of fiscal year end: May 31

Date of reporting period: August 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Encompass Fund

	Schedule of Investments
	August 31, 2006 (Unaudited)

Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS
Automotive/Truck Rentals
4,000	Cendant Corporation *	$ 7,720	4.25%

Copper Mining & Processing
3,000	Northern Orion Resources Inc. *	14,070	7.75%

Drug Delivery Systems
1,865	Delcath Systems Inc. *	8,728
3,750	DepoMed Inc. *	18,113
		26,841	14.78%

Electronic Components
165	Tyco International Ltd.	4,315	2.38%

Generic Drugs
250	Teva Pharmaceutical Industries Ltd. **	8,690	4.78%

Industrial Metals & Minerals
2,700	Canadian Royalties Inc. *	4,465
16,500	Goldbrook Ventures *	5,063
		9,528	5.25%

Lodging Operations
250	Wyndham Worldwide Corp. *	7,315	4.03%

Oil & Gas Royalty Trusts
500	Advantage Energy Income Fund	8,070
170	Canetic Resources Trust	3,509
		11,579	6.37%

Precious Metals Mining & Processing
6,000	Claude Resources Inc. *	7,980
3,175	Exeter Resource Corp. *	7,460
1,020	Fronteer Development Group Inc. *	6,242
3,570	Nevada Pacific Gold Ltd. *	4,323
600	Seabridge Gold Inc. *	8,766
		34,771	19.14%

Real Estate Investment Trusts
700	Ashford Hospitality Trust Inc.	8,379
500	Lexington Corporate Properties Trust	10,510
2,401	Monmouth Capital Corp.	12,701
		31,590	17.39%

Real Estate Services
250	Realogy Corp. *	5,350	2.95%

Specialty & Exotic Materials
100	Cameco Corp.	4,095	2.25%

Total for Common Stock (Cost - $162,968)		$ 165,864	91.32%

Cash Equivalents
31,976	Huntington Money Market Fund IV 4.47% ***	31,976	17.60%
	(Cost - $31,976)

	Total Investments	197,840	108.92%
	(Cost - $194,944)

	Liabilities in excess of Other Assets	(16,205)	-8.92%

	Net Assets	$ 181,635	100.00%

* Non-Income Producing Securities.
** ADR - American Depository Receipt.
*** Variable Rate Security: The Coupon Rate shown represents the rate at August 31, 2006.

NOTES TO FINANCIAL STATEMENTS

ENCOMPASS FUND

(Unaudited)

1. SECURITY TRANSACTIONS

At August 31, 2006, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $194,944 amounted to $2,896, which consisted of aggregate gross unrealized appreciation of $9,465 and aggregate gross unrealized depreciation of $6,569.

Item 2. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ENCOMPASS FUNDS

By : /s/ Malcolm H. Gissen

       Malcolm H. Gissen

       President

Date:  10/26/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ Malcolm H. Gissen

       Malcolm H. Gissen

       President

Date:  10/26/06

By : /s/ Malcolm H. Gissen

       Malcolm H. Gissen

       Chief Financial Officer

Date:  10/26/06